CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Condensed consolidating financial statements
Percentage of holding in subsidiaries	100.00%		100.00%
Current assets:
Cash and cash equivalents	$ 271	[1]	$ 231	[1]	$ 234	$ 561	[2]	$ 919	$ 87
Restricted cash	9	[1]	8	[1]		7	[2]
Accounts and notes receivable (net)	1,626	[1]	1,529	[1]		1,413	[2]
Accounts receivable from affiliates	263		148			100
Inventories	1,807	[1]	1,539	[1]		1,396	[2]
Prepaid expenses	63		46			45
Deferred income taxes	40		40			40
Other current assets	234	[1]	220	[1]		160	[2]
Total current assets	4,313		3,761			3,722
Property, plant and equipment, net	3,531	[1]	3,510	[1]		3,469	[2]
Investment in unconsolidated affiliates	223		202			234
Intangible assets, net	75	[1]	93	[1]		107	[2]
Goodwill	107		114			94
Deferred income taxes	190		163			179
Notes receivable from affiliates	2		5			7
Other noncurrent assets	484	[1]	482	[1]		495	[2]
Total assets	8,925		8,330			8,307
Current liabilities:
Accounts payable	1,017	[1]	862	[1]		840	[2]
Accounts payable to affiliates	51		64			59
Accrued liabilities	718	[1]	694	[1]		626	[2]
Deferred income taxes	29		29			63
Note payable to affiliate	100		100			100
Current portion of debt	130	[1]	212	[1]		519	[2]
Total current liabilities	2,045		1,961			2,207
Long-term debt	3,550	[1]	3,730	[1]		3,627	[2]
Notes payable to affiliates	610		439			439
Deferred income taxes	272		106			94
Other noncurrent liabilities	907	[1]	1,003	[1]		852	[2]
Total liabilities	7,384		7,239			7,219
Huntsman International LLC members' equity:
Members' equity	3,103		3,081			3,049
Accumulated deficit	(1,155)		(1,493)			(1,667)
Accumulated other comprehensive (loss) income	(531)		(611)			(354)
Total Huntsman International LLC members' equity	1,417		977			1,028
Noncontrolling interests in subsidiaries	124		114			60
Total equity	1,541		1,091		1,246	1,088		847	919
Total liabilities and equity	8,925		8,330			8,307
Parent Company
Current assets:
Cash and cash equivalents	4		4		6	220		688
Accounts and notes receivable (net)	34		13			17
Accounts receivable from affiliates	1,621		1,105			1,275
Inventories	91		105			78
Prepaid expenses	9		9			11
Deferred income taxes	6		6			5
Other current assets	218		90
Total current assets	1,983		1,332			1,606
Property, plant and equipment, net	375		393			417
Investment in unconsolidated affiliates	5,875		5,286			5,018
Intangible assets, net	30		42			62
Goodwill	(16)		(16)			(17)
Deferred income taxes	66		154			(9)
Notes receivable from affiliates	20		20			51
Other noncurrent assets	84		81			73
Total assets	8,417		7,292			7,201
Current liabilities:
Accounts payable	55		53			42
Accounts payable to affiliates	2,955		2,244			1,892
Accrued liabilities	91		117			102
Note payable to affiliate	100		100			100
Current portion of debt	24		33			114
Total current liabilities	3,225		2,547			2,250
Long-term debt	2,995		3,128			3,320
Notes payable to affiliates	607		435			435
Deferred income taxes			9			8
Other noncurrent liabilities	173		196			160
Total liabilities	7,000		6,315			6,173
Huntsman International LLC members' equity:
Members' equity	3,103		3,081			3,049
Accumulated deficit	(1,155)		(1,493)			(1,667)
Accumulated other comprehensive (loss) income	(531)		(611)			(354)
Total Huntsman International LLC members' equity	1,417		977			1,028
Total equity	1,417		977			1,028
Total liabilities and equity	8,417		7,292			7,201
Guarantors
Current assets:
Cash and cash equivalents	3				2	9		24	3
Accounts and notes receivable (net)	146		151			112
Accounts receivable from affiliates	3,933		3,041			2,530
Inventories	312		271			240
Prepaid expenses	11		7			6
Other current assets	4		9			3
Total current assets	4,409		3,479			2,900
Property, plant and equipment, net	859		868			881
Investment in unconsolidated affiliates	1,670		1,460			1,403
Intangible assets, net	2		2			3
Goodwill	82		82			84
Notes receivable from affiliates	928		920			930
Other noncurrent assets	133		137			169
Total assets	8,083		6,948			6,370
Current liabilities:
Accounts payable	251		205			212
Accounts payable to affiliates	1,119		822			860
Accrued liabilities	353		204			77
Deferred income taxes	39		39			55
Total current liabilities	1,762		1,270			1,204
Deferred income taxes	144		79			(28)
Other noncurrent liabilities	152		163			138
Total liabilities	2,058		1,512			1,314
Huntsman International LLC members' equity:
Members' equity	4,732		4,754			4,764
Accumulated deficit	(289)		(820)			(1,308)
Accumulated other comprehensive (loss) income	1,582		1,502			1,600
Total Huntsman International LLC members' equity	6,025		5,436			5,056
Total equity	6,025		5,436			5,056
Total liabilities and equity	8,083		6,948			6,370
Non-guarantors
Current assets:
Cash and cash equivalents	264		227		226	332		207	84
Restricted cash	9		8			7
Accounts and notes receivable (net)	1,446		1,365			1,284
Accounts receivable from affiliates	119		93			79
Inventories	1,411		1,167			1,089
Prepaid expenses	61		43			42
Deferred income taxes	49		49			44
Other current assets	230		222			160
Total current assets	3,589		3,174			3,037
Property, plant and equipment, net	2,297		2,247			2,169
Investment in unconsolidated affiliates	134		147			172
Intangible assets, net	47		52			42
Goodwill	41		48			27
Deferred income taxes	189		191			161
Notes receivable from affiliates	2		5			7
Other noncurrent assets	267		264			253
Total assets	6,566		6,128			5,868
Current liabilities:
Accounts payable	711		604			586
Accounts payable to affiliates	1,386		1,089			1,091
Accrued liabilities	509		487			464
Deferred income taxes	7		7			19
Current portion of debt	106		179			405
Total current liabilities	2,719		2,366			2,565
Long-term debt	555		602			307
Notes payable to affiliates	952		944			985
Deferred income taxes	94		98			86
Other noncurrent liabilities	582		644			555
Total liabilities	4,902		4,654			4,498
Huntsman International LLC members' equity:
Members' equity	2,349		2,343			2,217
Accumulated deficit	(295)		(396)			(549)
Accumulated other comprehensive (loss) income	(471)		(546)			(318)
Total Huntsman International LLC members' equity	1,583		1,401			1,351
Noncontrolling interests in subsidiaries	81		73			19
Total equity	1,664		1,474			1,370
Total liabilities and equity	6,566		6,128			5,868
Eliminations
Current assets:
Accounts receivable from affiliates	(5,410)		(4,091)			(3,784)
Inventories	(7)		(4)			(11)
Prepaid expenses	(18)		(13)			(14)
Deferred income taxes	(15)		(15)			(9)
Other current assets	(218)		(101)			(3)
Total current assets	(5,668)		(4,224)			(3,821)
Property, plant and equipment, net			2			2
Investment in unconsolidated affiliates	(7,456)		(6,691)			(6,359)
Intangible assets, net	(4)		(3)
Deferred income taxes	(65)		(182)			27
Notes receivable from affiliates	(948)		(940)			(981)
Total assets	(14,141)		(12,038)			(11,132)
Current liabilities:
Accounts payable to affiliates	(5,409)		(4,091)			(3,784)
Accrued liabilities	(235)		(114)			(17)
Deferred income taxes	(17)		(17)			(11)
Total current liabilities	(5,661)		(4,222)			(3,812)
Notes payable to affiliates	(949)		(940)			(981)
Deferred income taxes	34		(80)			28
Other noncurrent liabilities						(1)
Total liabilities	(6,576)		(5,242)			(4,766)
Huntsman International LLC members' equity:
Members' equity	(7,081)		(7,097)			(6,981)
Accumulated deficit	584		1,216			1,857
Accumulated other comprehensive (loss) income	(1,111)		(956)			(1,282)
Total Huntsman International LLC members' equity	(7,608)		(6,837)			(6,407)
Noncontrolling interests in subsidiaries	43		41			41
Total equity	(7,565)		(6,796)			(6,366)
Total liabilities and equity	$ (14,141)		$ (12,038)			$ (11,132)

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."